 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/09 is included with this Form.

Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2009 (Unaudited)

Shares		Value

Common Stocks — 91.1%
Consumer Discretionary — 19.8%
16,000	99 Cents Only Stores *	$215,200
31,000	Aaron’s, Inc.	818,400
28,000	Advance Auto Parts, Inc.	1,099,840
15,300	Aeropostale, Inc. *	665,091
8,000	Apollo Group, Inc. Class A *	589,360
9,500	AutoZone, Inc. *	1,389,090
3,000	Bob Evans Farms, Inc.	87,180
26,000	Buckle, Inc. (The)	887,640
7,000	Buffalo Wild Wings, Inc. *	291,270
4,000	Corinthian Colleges, Inc. *	74,240
12,000	Darden Restaurants, Inc.	409,560
34,000	DIRECTV Group, Inc. (The) *	937,720
14,000	Dollar Tree, Inc. *	681,520
35,000	Expedia, Inc. *	838,250
23,000	Family Dollar Stores, Inc.	607,200
20,000	Guess?, Inc.	740,800
4,000	Interactive Data Corp.	104,840
23,000	International Game Technology	494,040
17,000	Jack in the Box, Inc. *	348,330
6,000	Jos. A. Bank Clothiers, Inc. *	268,620
14,000	LKQ Corp. *	259,560
8,200	National Presto Industries, Inc.	709,382
2,000	Netflix, Inc. *	92,340
3,000	O'Reilly Automotive, Inc. *	108,420
19,000	Panera Bread Co. Class A *	1,045,000
5,000	Peet's Coffee & Tea, Inc. *	141,150
3,000	PEP Boys-Manny Moe & Jack	29,310
15,000	PF Chang's China Bistro, Inc. *	509,550
13,000	Priceline.com, Inc. *	2,155,660
30,000	Ross Stores, Inc.	1,433,100
31,000	Shaw Communications, Inc. Class B	558,310
6,000	Strayer Education, Inc.	1,306,080
40,000	TJX Companies, Inc. (The)	1,486,000
11,900	Unifirst Corp.	528,955
13,000	Warnaco Group, Inc. (The) *	570,180
12,000	WMS Industries, Inc. *	534,720
35,000	Yum! Brands, Inc.	1,181,600
		24,197,508

Shares		Value

Consumer Staples — 9.9%
3,000	British American Tobacco PLC ADR	$189,750
17,800	Casey's General Stores, Inc.	558,564
3,000	Chattem, Inc. *	199,230
15,000	Church & Dwight Co., Inc.	851,100
300	Coca-Cola Enterprises, Inc.	6,423
44,000	Cott Corp. *	323,400
23,000	CVS Caremark Corp.	822,020
38,000	Diamond Foods, Inc.	1,205,360
40,000	Flowers Foods, Inc.	1,051,600
33,000	Green Mountain Coffee Roasters, Inc. *	2,436,720
9,000	Hansen Natural Corp. *	330,660
31,000	J&J Snack Foods Corp.	1,338,890
17,500	Lancaster Colony Corp.	897,225
7,300	Lance, Inc.	188,486
8,000	Molson Coors Brewing Co. Class B	389,440
37,600	TreeHouse Foods, Inc. *	1,341,192
		12,130,060

Energy — 1.2%
1,400	Core Laboratories N.V.	144,326
17,300	Dresser-Rand Group, Inc. *	537,511
4,000	Enbridge, Inc.	155,200
15,000	Southwestern Energy Co. *	640,200
		1,477,237

Financials — 1.8%
18,000	AFLAC, Inc.	769,320
6,000	Capitol Federal Financial	197,520
23,000	Hudson City Bancorp, Inc.	302,450
32,000	Knight Capital Group, Inc. Class A *	696,000
3,000	Stifel Financial Corp. *	164,700
		2,129,990

Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2009 (Unaudited)

Shares		Value

Health Care — 21.6%
20,000	Allergan, Inc.	$1,135,200
20,000	AmerisourceBergen Corp.	447,600
4,000	Bio-Rad Laboratories, Inc. Class A *	367,520
24,800	Catalyst Health Solutions, Inc. *	722,920
27,000	Cerner Corp. *	2,019,600
8,000	Chemed Corp.	351,120
37,000	Computer Programs & Systems, Inc.	1,532,170
5,000	Covance, Inc. *	270,750
8,000	DENTSPLY International, Inc.	276,320
26,000	Edwards Lifesciences Corp. *	1,817,660
5,000	ev3, Inc. *	61,550
18,000	Express Scripts, Inc. *	1,396,440
31,000	Gilead Sciences, Inc. *	1,443,980
12,000	Haemonetics Corp. *	673,440
8,000	Hospira, Inc. *	356,800
36,000	Illumina, Inc. *	1,530,000
3,000	Intuitive Surgical, Inc. *	786,750
9,000	Johnson & Johnson	548,010
8,000	Laboratory Corporation of America Holdings *	525,600
5,000	Life Technologies Corp. *	232,750
19,000	Medco Health Solutions, Inc. *	1,050,890
23,000	Novo Nordisk A/S ADR	1,447,850
7,000	NuVasive, Inc. *	292,320
18,000	Owens & Minor, Inc.	814,500
11,000	MEDNAX, Inc. *	604,120
30,000	ResMed, Inc. *	1,356,000
6,000	Sanofi-Aventis ADR	221,700
31,000	Teva Pharmaceutical Industries Ltd. ADR	1,567,360
17,000	Thermo Fisher Scientific, Inc. *	742,390
38,000	Thoratec Corp. *	1,150,260
300	Universal Health Services, Inc. Class B	18,579
21,000	VCA Antech, Inc. *	564,690
		26,326,839

Shares		Value

Industrials — 12.3%
9,000	Alliant Techsystems, Inc. *	$700,650
61,000	Applied Signal Technology, Inc.	1,419,470
18,800	C.H. Robinson Worldwide, Inc.	1,085,700
7,000	Copart, Inc. *	232,470
20,000	Cubic Corp.	789,400
5,000	Dun & Bradstreet Corp. (The)	376,600
21,000	Elbit Systems Ltd.	1,431,150
6,000	FTI Consulting, Inc. *	255,660
20,000	IHS, Inc. Class A *	1,022,600
18,000	Iron Mountain, Inc. *	479,880
16,000	L-3 Communications Holdings, Inc.	1,285,120
4,000	Middleby Corp. (The) *	220,040
23,000	Oshkosh Corp.	711,390
67,000	Rollins, Inc.	1,262,950
3,000	Stantec, Inc. *	75,300
13,000	Stericycle, Inc. *	629,850
16,300	Tetra Tech, Inc. *	432,439
2,000	Universal Forest Products, Inc.	78,920
25,000	URS Corp. *	1,091,250
14,000	Valmont Industries, Inc.	1,192,520
2,000	W.W. Grainger, Inc.	178,720
		14,952,079

Information Technology — 12.5%
23,000	Advent Software, Inc. *	925,750
7,000	Amphenol Corp. Class A	263,760
4,000	ANSYS, Inc. *	149,880
300	Apple, Inc. *	55,611
52,000	Cognizant Technology Solutions Corp. Class A *	2,010,320
24,000	Dolby Laboratories, Inc. Class A *	916,560
9,000	Equinix, Inc. *	828,000
7,000	F5 Networks, Inc. *	277,410
24,000	FactSet Research Systems, Inc.	1,589,760
9,000	Fiserv, Inc. *	433,800
900	Google, Inc. Class A *	446,265
44,000	Informatica Corp. *	993,520
1,600	International Business Machines Corp.	191,376
6,000	j2 Global Communications, Inc. *	138,060
2,000	ManTech International Corp. Class A *	94,320
3,000	MasterCard, Inc. Class A	606,450
2,300	MAXIMUS, Inc.	107,180
9,000	McAfee, Inc. *	394,110
13,000	MICROS Systems, Inc. *	392,470
35,000	Open Text Corp. *	1,306,550
68,000	Oracle Corp.	1,417,120
9,000	OSI Systems, Inc. *	164,610
40,000	Sybase, Inc. *	1,556,000
300	Tessera Technologies, Inc. *	8,367
		15,267,249

Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2009 (Unaudited)

Shares		Value

Materials — 7.3%
10,000	Airgas, Inc.	$483,700
14,000	Ball Corp.	688,800
43,000	Calgon Carbon Corp. *	637,690
50,000	Crown Holdings, Inc. *	1,360,000
33,000	FMC Corp.	1,856,250
9,300	NewMarket Corp.	865,272
11,000	Rock-Tenn Co. Class A	518,210
10,000	Scotts Miracle-Gro Co. (The) Class A	429,500
16,000	Sigma-Aldrich Corp.	863,680
22,000	Silgan Holdings, Inc.	1,160,060
		8,863,162

Telecommunication Services — 1.6%
46,000	American Tower Corp. Class A *	1,674,400
3,600	Shenandoah Telecommunications Co.	64,620
3,000	Telefonica S.A. ADR	248,730
		1,987,750

Utilities — 3.1%
22,000	FPL Group, Inc.	1,215,060
22,000	ITC Holdings Corp.	999,900
4,000	Ormat Technologies, Inc.	163,280
22,000	UGI Corp.	551,320
19,000	Wisconsin Energy Corp.	858,230
		3,787,790

	Total Common Stocks And Total Investment Securities (1) — 91.1% (Cost $90,342,497)	$111,119,664

Principal Amount		Value

Short-Term Investments — 8.4%
Repurchase Agreements (2) — 8.4%
$10,300,000	With Morgan Stanley, 0.01%, dated 9/30/09, due 10/1/09, delivery value $10,300,003 (collateralized by $10,465,000 U.S. Treasury Notes 1.375%, due 03/15/12, with a value of $10,523,287)	10,300,000

	Total Short-Term Investments (3) (Cost $10,300,000)	10,300,000

Cash And Other Assets In Excess Of Liabilities —(0.5%)		556,965

Net Assets (4) —100.0%		$121,976,629

Net Asset Value Per Outstanding Share ($121,976,629 ÷ 13,285,338 shares outstanding )		$9.18

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(2)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(3)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(4)
For federal income tax purposes, the aggregate cost was $100,642,497, aggregate gross unrealized appreciation was $21,493,085, aggregate gross unrealized depreciation was $715,918 and the net unrealized appreciation was $20,777,167.

ADR	American Depositary Receipt.

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$111,119,664	$0	$0	$111,119,664
Short-Term Investments	0	10,300,000	0	10,300,000

Total Investments in Securities	$111,119,664	$10,300,000	$0	$121,419,664

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2009